Financial Risk Management - Disclosure of Detailed Information About Hedging Instruments (Details) $ in Thousands	12 Months Ended
	Jan. 31, 2020 NZD ($) Integer	Jan. 31, 2019 NZD ($) Integer	Jan. 31, 2018 NZD ($) Integer
Statement Line Items [Line Items]
Notional amount	$ 19,700
Buy USD / Sell NZD [Member] | Less than Six Months [Member]
Statement Line Items [Line Items]
Notional amount		$ 34,395	$ 48,149
Average foreign exchange rate | Integer		0.6620	0.7061
Buy AUD / Sell NZD [Member] | Less than Six Months [Member]
Statement Line Items [Line Items]
Notional amount			$ 2,247
Average foreign exchange rate | Integer			0.8900